STOCK-BASED COMPENSATION (Details 1) (USD $)	9 Months Ended		12 Months Ended		74 Months Ended	110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011
Volatility	115.00%	110.00%
Risk-free interest rate	0.925%
Risk-free interest rate - Minimum		1.84%	0.89%
Risk-free interest rate - Maximum		3.17%	3.17%
Expected life (years)	6 years
Dividend	0.00%	0.00%	0.00%
Weighted-average exercise price	$ 1.00	$ 1.45	$ 1.16	$ 0.76	$ 2.52
Weighted-average grant-date fair value	$ 0.85	$ 1.22	$ 0.98			$ 1.28
Minimum [Member]
Volatility			110.00%
Expected life (years)		5 years 6 months	5 years 6 months
Maximum [Member]
Volatility			115.00%
Expected life (years)		6 years 3 months	6 years 3 months